Finance expense (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of finance expense
	2025	2024
	US$	US$
Interest expenses:
- Lease liabilities	61,362	53,725
- Borrowings	167,783	249,284
- Loans from directors	63,511	47,136
	292,656	350,145